Quarterly portfolio holdings
John Hancock
Global Equity Fund
International equity
November 30, 2025
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.

Fund’s investments

As of 11-30-25 (unaudited)
	Shares	Value
Common stocks 98.1%		$714,325,638
(Cost $557,208,893)
Belgium 1.9%		13,724,890
Anheuser-Busch InBev SA/NV	222,643	13,724,890
Denmark 1.6%		11,347,346
DSV A/S	49,685	11,347,346
France 7.4%		53,566,509
Air Liquide SA	36,706	7,034,607
LVMH Moet Hennessy Louis Vuitton SE	15,743	11,636,007
Publicis Groupe SA	75,390	7,358,170
Sanofi SA	107,103	10,682,162
Schneider Electric SE	33,702	9,069,383
TotalEnergies SE	118,355	7,786,180
Germany 5.4%		39,322,581
Deutsche Bank AG	447,817	15,877,707
Deutsche Telekom AG	327,216	10,551,976
Heidelberg Materials AG	50,210	12,892,898
Hong Kong 1.6%		11,713,983
Prudential PLC	808,463	11,713,983
Ireland 8.7%		63,365,413
Accenture PLC, Class A	26,569	6,642,250
CRH PLC	146,056	17,520,878
Medtronic PLC	160,980	16,956,023
Ryanair Holdings PLC, ADR	214,315	14,607,710
Smurfit WestRock PLC	214,025	7,638,552
Japan 7.2%		52,817,281
Asahi Group Holdings, Ltd.	1,019,900	11,830,071
Seven & i Holdings Company, Ltd.	520,700	7,164,919
Sony Group Corp.	388,900	11,411,720
Sumitomo Mitsui Financial Group, Inc.	250,500	7,579,750
Sumitomo Mitsui Trust Group, Inc.	510,500	14,830,821
Netherlands 3.5%		25,840,608
Euronext NV (A)	48,992	7,507,343
ING Groep NV	707,058	18,333,265
Switzerland 3.7%		26,666,110
Chubb, Ltd.	50,600	14,986,708
SGS SA	101,807	11,679,402
Taiwan 1.9%		13,970,234
Taiwan Semiconductor Manufacturing Company, Ltd.	303,000	13,970,234
United Kingdom 5.2%		37,618,728
BAE Systems PLC	299,534	6,523,392
Haleon PLC	3,038,895	14,944,903
National Grid PLC	1,062,948	16,150,433
United States 50.0%		364,371,955
Albemarle Corp.	55,267	7,184,157
Alphabet, Inc., Class A	36,392	11,651,991
American Electric Power Company, Inc.	89,027	11,018,872
Analog Devices, Inc.	44,840	11,897,846
Apple, Inc.	26,351	7,347,976
Arthur J. Gallagher & Company	31,723	7,855,249
2	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
United States (continued)
AutoZone, Inc. (B)	3,524	$13,935,059
Bank of America Corp.	309,300	16,593,945
Carrier Global Corp.	138,935	7,624,753
Cheniere Energy, Inc.	45,062	9,393,625
Citigroup, Inc.	155,379	16,097,264
Citizens Financial Group, Inc.	209,103	11,312,472
ConocoPhillips	100,231	8,889,487
CSX Corp.	456,322	16,135,546
Darden Restaurants, Inc.	35,159	6,313,853
DuPont de Nemours, Inc.	128,516	5,111,081
Emerson Electric Company	107,782	14,375,963
EQT Corp.	140,233	8,534,580
GE HealthCare Technologies, Inc.	127,776	10,220,802
Intercontinental Exchange, Inc.	80,032	12,589,034
L3Harris Technologies, Inc.	43,393	12,093,195
Lennar Corp., Class A	56,407	7,406,239
Lowe’s Companies, Inc.	57,315	13,897,741
McKesson Corp.	24,507	21,593,608
Microsoft Corp.	43,576	21,439,828
Oracle Corp.	15,062	3,041,771
Philip Morris International, Inc.	23,493	3,699,678
Qnity Electronics, Inc.	64,258	5,210,681
Starbucks Corp.	79,016	6,883,084
The Walt Disney Company	92,695	9,683,847
TransUnion	138,753	11,800,943
U.S. Foods Holding Corp. (B)	134,092	10,549,018
United Rentals, Inc.	8,194	6,679,585

Wells Fargo & Company	189,973	16,309,182
Preferred securities 1.7%		$12,182,683
(Cost $8,532,957)
South Korea 1.7%		12,182,683
Samsung Electronics Company, Ltd.	238,208	12,182,683

	Yield (%)	Shares	Value
Short-term investments 0.1%			$488,223
(Cost $488,223)
Short-term funds 0.1%			488,223
JPMorgan U.S. Treasury Plus Money Market Fund, Institutional Class	3.8043(C)	488,223	488,223

Total investments (Cost $566,230,073) 99.9%	$726,996,544
Other assets and liabilities, net 0.1%	916,256
Total net assets 100.0%	$727,912,800

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(B)	Non-income producing security.
(C)	The rate shown is the annualized seven-day yield as of 11-30-25.
The fund had the following sector composition as a percentage of net assets on 11-30-25:
Financials	23.5%
Industrials	16.8%
Information technology	11.1%
Health care	10.3%
Consumer discretionary	9.8%
SEE NOTES TO FUND’S INVESTMENTS	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	3

Materials	8.0%
Consumer staples	6.5%
Communication services	5.3%
Energy	4.8%
Utilities	3.7%
Short-term investments and other	0.2%
TOTAL	100.0%
4	JOHN HANCOCK GLOBAL EQUITY FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of November 30, 2025, by major security category or type:
	Total value at 11-30-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Belgium	$13,724,890	—	$13,724,890	—
Denmark	11,347,346	—	11,347,346	—
France	53,566,509	—	53,566,509	—
Germany	39,322,581	—	39,322,581	—
Hong Kong	11,713,983	—	11,713,983	—
Ireland	63,365,413	$63,365,413	—	—
Japan	52,817,281	—	52,817,281	—
Netherlands	25,840,608	—	25,840,608	—
Switzerland	26,666,110	14,986,708	11,679,402	—
Taiwan	13,970,234	—	13,970,234	—
United Kingdom	37,618,728	—	37,618,728	—
United States	364,371,955	364,371,955	—	—
Preferred securities	12,182,683	—	12,182,683	—
Short-term investments	488,223	488,223	—	—
Total investments in securities	$726,996,544	$443,212,299	$283,784,245	—
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
|	5